Other liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Other liabilities
Schedule of other liabilities

	2018	2017
	£m	£m
Retirement benefit liabilities (Note 5)	165	129
Deferred tax (Note 7)	454	583
Liabilities of disposal groups	1	10
Notes in circulation	2,152	2,186
Current tax	100	227
Accruals	1,047	1,074
Deferred income	451	469
Other liabilities	1,580	2,436
Provisions for liabilities and charges	3,004	7,757
	8,954	14,871

Schedule for provisions for liabilities and charges

	Payment	Other		Litigation
	protection	customer		and other
	insurance	redress	DoJ (2)	regulatory	Other(3)	Total
Provisions for liabilities and charges	£m	£m	£m	£m	£m	£m
At 1 January 2018	1,053	870	3,243	641	1,950	7,757
Implementation of IFRS 9 on 1 January 2018	—	—	—	—	85	85
ECL impairment charge	—	—	—	—	(18)	(18)
RMBS transfer	—	—	(683)	683	—	—
Transfer from accruals and other liabilities	—	(4)	—	(4)	15	7
Currency translation and other movements	—	8	161	21	(1)	189
Charge to income statement	200	245	1,040	181	429	2,095
Releases to income statement	—	(134)	—	(325)	(304)	(763)
Provisions utilised	(558)	(449)	(3,761)	(414)	(1,166)	(6,348)
At 31 December 2018	695	536	—	783	990	3,004

Notes:

(1)	Refer to Note 33 for further details on the impact of IFRS 9 on classification and basis of preparation.
(2)	The RMBS provision has been redesignated DoJ and the remaining RMBS litigation matters transferred to Litigation and other regulatory as of 1 January 2018 to reflect progress on resolution.
(3)

Materially comprises provisions relating to property closures and restructuring costs. At 1 January 2018 Other provisions for liabilities and charges included £800 million in respect of a package of remedies that would conclude its State Aid commitments which were paid during 2018.

Schedule of the sensitivity of the provision

					Sensitivity
	Actual to		Future		Change in assumption	Consequential change in provision
Assumptions	date		expected		%	£m
Customer initiated complaints (1)	2,779	k	260	k	+/- 5	+/- 18
Uphold rate (2)	89%		90%		+/- 1	+/- 4
Average redress (3)	£1,664		£1,512		+/- 5	+/- 18
Processing costs per claim (4)	£152		£151		+/- 20k claims	+/- 3

Notes:

(1)	Claims received directly by RBS to date, including those received via CMCs and Plevin (commission) only. Excluding those for proactive mailings and where no PPI policy exists.
(2)

Average uphold rate per customer initiated claims received directly by RBS including those received via CMCs, to end of timebar for both PPI (mis-sale) and Plevin (commission), excluding those for which no PPI policy exists.

(3)	Average redress for PPI (mis-sale) and Plevin (commission) pay-outs.
(4)	Processing costs per claim on a valid complaints basis, includes direct staff costs and associated overhead - excluding FOS fees.